File No. 033-05033

File No. 811-04642

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 86	☒

and/or

REGISTRATION STATEMENT

 Under the INVESTMENT COMPANY ACT OF 1940

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 88	☒

(Check appropriate box or boxes)

Virtus Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 367-5877

One Financial Plaza

Hartford, Connecticut 06103

(Address of Principal Executive Offices)

Jennifer S. Fromm, Esq.

Vice President and Senior Counsel

Virtus Investment Partners, Inc.

One Financial Plaza

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☐	on _____________ pursuant to paragraph (b) of Rule 485

☒	60 days after filing pursuant to paragraph (a)(1)

☐	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement

2.	This Explanatory Note

3.	Amendments to the summary and statutory prospectuses for Virtus Rampart Enhanced Core Equity Series and the multi-fund Virtus Variable Insurance Trust Statement of Additional Information, each dated April 30, 2020, which contain disclosure changes for Virtus Rampart Enhanced Core Equity Series anticipated to become effective on [September 1, 2020]

4.	Part C

5.	Signature Page

This Post-Effective Amendment No. 86 is being filed for the sole purpose of incorporating certain disclosure changes into the Summary and Statutory Prospectuses for Virtus Rampart Enhanced Core Equity Series, and the Statement of Additional Information for Virtus Variable Insurance Trust. But for the supplemental disclosure filed herewith, the Summary and Statutory Prospectuses for Virtus Rampart Enhanced Core Equity Series included in Part A and the Statement of Additional Information included in Part B of Registrant’s Post-Effective Amendment No. 84 to its registration statement filed on April 22, 2020, effective April 30, 2020, and supplemented on June 18 and June 19, 2020, which are incorporated by reference herein, are unchanged.

Virtus Rampart Enhanced Core Equity Series (the “Series”),

a series of Virtus Variable Insurance Trust

Amendment dated [___________, 2020,] to the

Summary and Statutory Prospectuses dated April 30, 2020, as supplemented

As approved by the Board of Trustees of Virtus Variable Insurance Trust, effective [September 1, 2020], Kayne Anderson Rudnick Investment Management, LLC (“KAR”), will manage the Series and Rampart Investment Management Company, LLC (“Rampart”) will be removed as subadviser. Accordingly, all references to Rampart as subadviser to the Series, and to Michael Davis, Brendan R. Finneran, Robert F. Hofeman Jr., and Warun Kumar as portfolio managers, will be removed from the Series’ prospectuses. Virtus Investment Advisers, Inc. (“VIA”) will continue to serve as the Series’ investment adviser.

Additionally, effective [September 1, 2020], Virtus Rampart Enhanced Core Equity Series’ name will change to Virtus KAR Equity Income Series and all references in the Series’ summary and statutory prospectuses to the Series’ former name will be deemed changed to Virtus KAR Equity Income Series.

Additional disclosure changes resulting from the subadviser change are described below.

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

The Series invests in a diversified portfolio of primarily high-quality, dividend-paying U.S. companies. The investment strategy emphasizes companies the subadviser believes to have a durable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. The Series typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size. Under normal circumstances, the Series invests at least 80% of its assets in dividend paying equity securities. Generally, the Series invests in approximately 25 to 50 securities at any given time.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus describing risks of the Series will be restated as follows:

> Equity Securities Risk. The value of the stocks held by the Series may be negatively affected by the financial market, industries in which the Series invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

> Limited Number of Investments Risk. Because the Series has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

> Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

> Market Volatility Risk. The value of the securities in the Series may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Series and its investments, including hampering the ability of the Series’ portfolio manager(s) to invest the Series’ assets as intended.

> Redemption Risk. One or more large shareholders or groups of shareholders may redeem their holdings in the Series, resulting in an adverse impact on remaining shareholders in the Series by causing the Series to take actions it would not otherwise have taken.

> Small and Medium Market Capitalization Risk. The Series’ investments in small and medium market capitalization companies may increase the volatility and risk of loss to the Series, as compared with investments in larger, more established companies.

The disclosure under “Performance Information” will be amended to reflect the Series’ new primary benchmark, the MSCI U.S. High Dividend Yield Index (net). This change is being made to more closely match the Series’ primary benchmark to its new principal investment strategy. Additional information about the MSCI U.S. High Dividend Yield Index (net), which will be included in the new disclosure:

The MSCI U.S. High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large- and mid-cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.

The second paragraph under “Management” in the summary prospectus and in the summary section of the statutory prospectus will be revised to state: “The Series’ subadviser is Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an affiliate of VIA (since [September] 2020).”

The heading “Portfolio Managers” in the summary prospectus and in the summary section of the statutory prospectus will be replaced with “Portfolio Manager” and the disclosure thereunder will be replaced with the following:

>	Richard Sherry, CFA, Senior Research Analyst at KAR. Mr. Sherry has served as a Portfolio Manager of the Series since [September] 2020.

The first two paragraphs of disclosure under “More about Principal Investment Strategies” on page 4 of the statutory prospectus will be replaced with the following three paragraphs:

The Series invests in dividend paying equity securities of U.S. companies. The Series typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size. Under normal circumstances, the Series invests at least 80% of its assets in dividend paying equity securities. The Series’ policy of investing 80% of its assets in dividend paying equity securities may be changed only upon 60 days’ written notice to shareholders.

The subadviser believes that owning a focused yet economically diversified portfolio of high quality companies will achieve attractive long-term risk-adjusted investment returns. The subadviser defines “high quality” as a qualitative business characteristic that enables a company to resist competitive forces and thereby produce high and enduring profitability. The subadviser applies thorough fundamental analysis to evaluate a company’s competitive attributes in order to identify high quality companies for the Series’ portfolio. Generally, the Series invests in approximately 25 to 50 securities at any given time.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

The section “More About Principal Risks” beginning on page 4 of the statutory prospectus will be amended by removing the disclosure for Derivatives, Exchange-Traded Funds, Fund of Funds, Portfolio Turnover and Sector Focused Investing, and adding the following disclosure:

Limited Number of Investments

Because the Series invests in a limited number of securities, the Series’ portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series’ portfolio than would a series holding a greater number of securities.

Under “The Subadviser” beginning on page 6 of the statutory prospectus, the disclosure will be replaced with the following:

KAR, an affiliate of VIA, has served as the subadviser to the Series since November 2010. KAR is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. KAR acts as subadviser to mutual funds and as investment adviser to institutions and individuals. As of December 31, 2019, KAR had approximately $33.0 billion in assets under management.

From its investment advisory fee, VIA, not the Series, pays KAR for its subadvisory services at the rate of 50% of the net advisory fee.

Under “Portfolio Management” on page 7 of the statutory prospectus, the disclosure will be replaced with the following:

The following individual is primarily responsible for the day-to-day management of the Series’ portfolio:

> Richard Sherry, CFA. Mr. Sherry is a Portfolio Manager for large-capitalization portfolios and a Senior Research Analyst at KAR. Before joining KAR in 1995, Mr. Sherry was an operations/marketing supervisor at Pilgrim Asset Management. He has approximately 25 years of investment industry experience.

The statement of additional information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Series.

In the section “Additional Risk Associated with Investment Techniques and Series Operations” beginning on page 8 of the statutory prospectus, the disclosure regarding Debt Instruments, Foreign Investing, Illiquid and Restricted Securities, Leverage and LIBOR will be removed, and the following disclosure will be added:

Exchange-Traded Funds (“ETFs”)

ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that Series shareholders indirectly bear; such expenses may exceed the expenses the Series would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.

Short-Term Investments

Short-term investments include money market instruments, repurchase agreements, certificates of deposit, bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.

All other disclosure concerning the Series, including fees and expenses, remains unchanged from the prospectuses dated April 30, 2020, as supplemented.

Amendment dated [___________, 2020,] to the

Statement of Additional Information (“SAI”) for Virtus Variable Insurance Trust dated April 30, 2020, as supplemented

As approved by the Board of Trustees of Virtus Variable Insurance Trust, effective [September 1, 2020], Kayne Anderson Rudnick Investment Management, LLC (“KAR”), will manage the Series and Rampart Investment Management Company LLC (“Rampart”) will be removed as subadviser. Accordingly, all references to Rampart as subadviser to the Series, Michael Davis, Brendan R. Finneran, Robert F. Hofeman Jr., and Warun Kumar as portfolio managers, will be removed from the Series’ SAI. Virtus Investment Advisers, Inc. (“VIA”) will continue to serve as the Series’ investment adviser.

Additionally, effective [September 1, 2020], Virtus Rampart Enhanced Core Equity Series’ name will change to Virtus KAR Equity Income Series and all references in the Series’ SAI to the Series’ former name will be deemed changed to Virtus KAR Equity Income Series.

Additional disclosure changes resulting from the subadviser change are described below.

In the “Glossary” beginning on page 3, the entry for KAR will be revised as shown below:

KAR

Kayne Anderson Rudnick Investment Management LLC, subadviser to the KAR Capital Growth Series, KAR Equity Income Series, KAR Small-Cap Growth Series, KAR Small-Cap Value Series and the Strategic Allocation Series (equity portion)

Also in the “Glossary,” the entry labeled “Enhanced Core Equity Fund” will be deleted and the following entry will be added:

KAR Equity Income Series	Virtus KAR Equity Income Series

Under “More Information about Series Investment Strategies and Related Risks,” in the subsection “Borrowing” on page 51, the disclosure about the fund in the right-hand column will be deleted, and in the subsection “Warrants or Rights to Purchase Securities” on page 59, the reference to the fund in the right-hand column will be deleted.

Under “Investment Limitations,” in the subsection “Non-Fundamental Investment Limitations” beginning on page 62, the disclosure about the fund will be deleted.

Under “Proxy Voting Policies beginning on page 78, the disclosure for the fund describing Rampart’s proxy voting policies will be deleted. Additionally, the heading above the disclosure describing KAR’s proxy voting policies will be revised to include the fund.

Under “Subadvisers and Subadvisory Agreements” beginning on page 84, the disclosure describing Rampart will be deleted and the heading for KAR will be amended to include the Series. The entry in the table with respect to the Series will read as follows:

Series	Subadvisory Fee
KAR Equity Income Fund	50% of the net advisory fee

Under “Portfolio Managers” on page 90, the table listing the portfolio managers will be revised by replacing the row for the Series with the following:

Series	Portfolio Manager(s)
KAR Equity Income Fund	Richard Sherry

Under “Other Accounts Managed (No Performance-Based Fees) beginning on page 90, the following information will be added for Mr. Sherry, and a footnote added as shown below:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Richard Sherry**

** Information shown as of [______ , 2020.]

Under “Portfolio Manager Series Ownership” beginning on page 92, the information will be added for Mr. Sherry, and a footnote added as shown below:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Series Managed	Dollar Range of Financial Exposure Through Similar Strategies	Total Ownership/ Financial Exposure
Richard Sherry**	KAR Equity Income Series

** Information shown as of [_______ , 2020.]

All other disclosure concerning the Series, including fees and expenses, remains unchanged from the SAI dated April 30, 2020, as supplemented.

APPENDIX B — CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control Persons

Phoenix Life Insurance Company ("Phoenix") and PHL Variable Insurance Company ("PHL Variable") provide variable insurance and annuity products, and are control persons of certain Series of the Trust. Phoenix (a New York insurance company) and PHL Variable (a Connecticut insurance company) are direct, wholly owned subsidiaries of The Phoenix Companies, Inc. The addresses of these control persons are listed in the table below.

A shareholder owning of record or beneficially more than 25% of a Series’ outstanding shares may be considered a control person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders.

Principal Shareholders

The following table sets forth information for each class of shares of the Series as of [August __, 2020], with respect to each person who owns of record or is known by the Trust to own of record or beneficially own 5% or more of any class of any Series’ outstanding securities, as noted.

[To be filed by amendment]

B-1

VIRTUS VARIABLE INSURANCE TRUST

PART C—OTHER INFORMATION

Item 28.	Exhibits

(a)	Agreement and Declaration of Trust
1. Agreement and Declaration of Trust of Virtus Variable Insurance Trust (“Registrant” or “VVIT”) (establishing the Delaware statutory trust into which the Registrant reorganized effective February 14, 2011), dated January 3, 2011, filed via EDGAR (as Exhibit a.26) with Post-Effective Amendment No. 62 (File No. 033-05033) on February 14, 2011, and incorporated herein by reference.

2. First Amendment to the Agreement and Declaration of Trust of the Registrant, dated November 17, 2016, filed via EDGAR (as Exhibit a.2) with Post-Effective Amendment No. 78 (File No. 033-05033) on April 25, 2017, and incorporated herein by reference.

3. Second Amendment to the Agreement and Declaration of Trust of Registrant, dated June 2, 2017, filed via EDGAR (as Exhibit a.3) with Post-Effective Amendment No. 80 (File No. 033-05033) on April 23, 2018, and incorporated herein by reference.

(b)	Bylaws of Virtus Variable Insurance Trust, adopted January 3, 2011, filed via EDGAR (as Exhibit b) with Post-Effective Amendment No. 62 (File No. 033-05033) on February 14, 2011, and incorporated herein by reference.

(c)	See Articles III and V of the Agreement and Declaration of Trust; and Article II of the Bylaws.

(d)	Investment Advisory Contracts.

1.	Investment Advisory Agreement between Registrant and Virtus Investment Advisers, Inc. (“VIA”), dated November 5, 2010, on behalf of Virtus KAR Capital Growth Series (f/k/a Virtus Capital Growth Series), Virtus Rampart Enhanced Core Equity Series (f/k/a Virtus Rampart Growth & Income Series), Virtus SGA International Growth Series (f/k/a Virtus Duff & Phelps International Series), Virtus Newfleet Multi-Sector Intermediate Bond Series (f/k/a Virtus Multi-Sector Fixed Income Series), Virtus Duff & Phelps Real Estate Securities Series (f/k/a Virtus Real Estate Securities Series), Virtus KAR Small-Cap Growth Series (f/k/a Virtus Small-Cap Growth Series), Virtus KAR Small-Cap Value Series (f/k/a/ Virtus Small-Cap Value Series) and Virtus Strategic Allocation Series, filed via EDGAR (as Exhibit d.1) with Post-Effective Amendment No. 61 to the Registration Statement (File No. 033-05033) on December 1, 2010, and incorporated herein by reference.

a)	First Amendment to Investment Advisory Agreement between Registrant and VIA, effective as of February 14, 2011, on behalf of Virtus Premium AlphaSector Series (later known as Virtus Equity Trend Series; since liquidated), filed via EDGAR (as Exhibit d.1.a) with Post-Effective Amendment No. 66 to the Registration Statement (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

b)	Second Amendment to Investment Advisory Agreement between Registrant and VIA, effective as of January 1, 2014, filed via EDGAR (as Exhibit d.1.b) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

c)	Third Amendment to Investment Advisory Agreement between Registrant and VIA, effective as of May 14, 2015, filed via EDGAR (as Exhibit d.1.c) with Post-Effective Amendment No. 76 (File No. 033-05033) on April 20, 2016, and incorporated herein by reference.

d)	Fourth Amendment to Investment Advisory Agreement between Registrant and VIA, effective as of September 7, 2016, filed via EDGAR (as Exhibit d.1.d) with Post-Effective Amendment No. 78 (File No. 033-05033) on April 25, 2017, and incorporated herein by reference.

2.	Subadvisory Agreement among Registrant, Newfleet Asset Management, LLC (“Newfleet”) and VIA, dated June 17, 2011, on behalf of Virtus Newfleet Multi-Sector Intermediate Bond Series and Virtus Strategic Allocation Series, filed via EDGAR (as Exhibit d.2.a) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement among Registrant, Newfleet and VIA, effective as of January 1, 2014, filed via EDGAR (as Exhibit d.2.a) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

3.	Subadvisory Agreement among Registrant, Duff & Phelps Investment Management Co. (“DPIM”) and VIA, dated November 5, 2010, on behalf of Virtus Duff & Phelps Real Estate Securities Series, filed via EDGAR (as Exhibit d.5) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010, and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement among Registrant, DPIM and VIA, dated January 1, 2014, filed via EDGAR (as Exhibit d.5.a) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

4.	Subadvisory Agreement among Registrant, VIA and Sustainable Growth Advisers, LP (“SGA”) dated August 1, 2019, on behalf of Virtus SGA International Growth Series, filed via EDGAR (as Exhibit d.4) with Post-Effective Amendment No. 84 (File No. 033-05033) on April 22, 2020, and incorporated herein by reference.

5.	Subadvisory Agreement among Registrant, Kayne Anderson Rudnick Investment Management, LLC (“KAR”) and VIA, dated November 5, 2010, on behalf of Virtus KAR Small-Cap Growth Series and Virtus KAR Small-Cap Value Series, filed via EDGAR (as Exhibit d.6) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010, and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement among Registrant, KAR and VIA, dated September 30, 2011, on behalf of Virtus KAR Capital Growth Series, filed via EDGAR (as Exhibit d.6.a) with Post-Effective Amendment No. 70 to the Registration Statement (File No. 033-05033) on April 30, 2013, and incorporated herein by reference.

b)	Second Amendment to Subadvisory Agreement among Registrant, KAR and VIA, dated January 1, 2015, on behalf of Virtus KAR Small-Cap Growth Series, Virtus KAR Small-Cap Value Series and Virtus KAR Capital Growth Series, filed via EDGAR (as Exhibit d.6.b) with Post-Effective Amendment No. 74 (File No. 033-05033) on April 29, 2015, and incorporated herein by reference.

6.	Subadvisory Agreement among Registrant, VIA and KAR dated November 2, 2016, on behalf of Virtus Strategic Allocation Series, filed via EDGAR (as Exhibit d.7) with Post-Effective Amendment No. 78 (File No. 033-05033) on April 25, 2017, and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement among Registrant, KAR and VIA, dated June 4, 2019, on behalf of Virtus Strategic Allocation Series, filed via EDGAR (as Exhibit d.6.a.) with Post-Effective Amendment No. 84 (File No. 033-05033) on April 22, 2020, and incorporated herein by reference.

7.	Subadvisory Agreement among Registrant, VIA and KAR dated [_____] [__], 2020, on behalf of Virtus KAR Equity Income Series, to be filed by amendment.

8.	Subadvisory Agreement among Registrant, Rampart Investment Management Company, LLC (“Rampart”) and VIA, dated November 2, 2016, on behalf of Virtus Rampart Enhanced Core Equity Series, filed via EDGAR (as Exhibit d.8) with Post-Effective Amendment No. 78 (File No. 033-05033) on April 25, 2017, and incorporated herein by reference.

(e)	Underwriting Contracts

1.	Underwriting Agreement between Registrant and VP Distributors, Inc. (now known as VP Distributors, LLC, “VP Distributors”), dated November 5, 2010, filed via EDGAR (as Exhibit e.1) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010, and incorporated herein by reference.

a)	Amendment to Underwriting Agreement between Registrant and VP Distributors, effective as of February 14, 2011, filed via EDGAR (as Exhibit e.1.a) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

2.	Distribution and Administrative Services Agreement among VIA, VP Distributors, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and 1851 Securities, Inc., effective as of November 5, 2010, filed via EDGAR (as Exhibit e.2) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010, and incorporated herein by reference.

a)	Amendment to Distribution and Administrative Services Agreement among VIA, VP Distributors, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and 1851 Securities, Inc., effective as of January 1, 2013, filed via EDGAR (as Exhibit e.2.a) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

3.	Marketing and Administrative Services Agreement between VP Distributors and Jefferson National Life Insurance Company, dated November 2011, filed via EDGAR (as Exhibit e.3) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

4.	Marketing and Administrative Services Agreement between VP Distributors and Symetra Life Insurance Company, effective as of April 25, 2013, filed via EDGAR (as Exhibit e.4) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

a)	Amendment to Marketing and Administrative Services Agreement by and between VP Distributors, Symetra Life Insurance Company and Symetra Securities, Inc., effective as of July 1, 2013, filed via EDGAR (as Exhibit e.4.a) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

5.	Marketing and Administrative Services Agreement between VP Distributors and The Guardian Insurance & Annuity Company, Inc., effective as of May 23, 2013, filed via EDGAR (as Exhibit e.5) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

6.	Marketing and Administrative Services Agreement between VP Distributors and Security Benefit Life Insurance Company, effective as of April 5, 2013, filed via EDGAR (as Exhibit e.6) with Post-Effective Amendment No. 80 (File No. 033-05033) on April 23, 2018, and incorporated herein by reference.

7.	Marketing and Administrative Services Agreement between VP Distributors and First Security Benefit Life Insurance and Annuity Company of New York, effective as of April 5, 2013, filed via EDGAR (as Exhibit e.7) with Post-Effective Amendment No. 80 (File No. 033-05033) on April 23, 2018, and incorporated herein by reference.

8.	Marketing and Administrative Services Agreement between VP Distributors and Lincoln Life & Annuity Company of New York, dated as of May 8, 2014, filed via EDGAR (as Exhibit e.8) with Post-Effective Amendment No. 80 (File No. 033-05033) on April 23, 2018, and incorporated herein by reference.

9.	Marketing and Administrative Services Agreement between VP Distributors and Lincoln National Life Insurance Company, dated as of May 8, 2014, filed via EDGAR (as Exhibit e.9) with Post-Effective Amendment No. 80 (File No. 033-05033) on April 23, 2018, and incorporated herein by reference.

10.	Administrative Service Agreement between VP Distributors and Nationwide Financial Services, Inc., effective as of October 1, 2018, filed via EDGAR (as Exhibit e.10) with Post-Effective Amendment No. 84 (File No. 033-05033) on April 30, 2019, and incorporated herein by reference.

(f)	Amended and Restated Deferred Compensation Program, effective January 1, 2020, filed via EDGAR (as Exhibit f) with Virtus Post-Effective Amendment No. 109 to Virtus Opportunities Trust’s (“VOT”) Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

(g)	Custodian Agreement.

1.	Custody Agreement between Virtus Alternative Solutions Trust (“VAST”) and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR (as Exhibit g.1) with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

a)        Amendment to Custody Agreement between VAST and The Bank of New York Mellon effective May 19, 2015, filed via EDGAR (as Exhibit g.1.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

b)        Amendment to Custody Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.1.c) with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

c)        Joinder Agreement and Amendment to Custody Agreement between VAST, Virtus Equity Trust (“VET”) and VOT (VET and VOT collectively, “Virtus Mutual Funds”), Registrant, Virtus Asset Trust (“VAT”), Virtus Retirement Trust (“VRT”; formerly known as Virtus Institutional Trust) and The Bank of New York Mellon dated September 11, 2017, filed via EDGAR (as Exhibit g.1.d) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

d)        Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VAT, VRT and Registrant and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(e)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

e)        Form of Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VAT and Registrant and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.1.e) with Post-Effective Amendment No. 84 on April 30, 2019, and incorporated herein by reference.

f)         Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.1.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

g)        Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of September 1, 2019, filed via EDGAR (as Exhibit g.1.g) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

h)        Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of November 18, 2019, filed via EDGAR (as Exhibit g.1.h) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

2.	Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon filed via EDGAR (as Exhibit g.2) with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

a)        Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit g.2.a) with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

b)        Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of May 19, 2015, filed via EDGAR (as Exhibit g.2.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

c)        Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.2.c) with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

d)        Joinder Agreement and Amendment to Foreign Custody Manager Agreement between VAST, Registrant, Virtus Mutual Funds, VAT, VRT and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(j)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

e)        Form of Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.2.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

f)         Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.2.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

g)        Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of September 1, 2019, filed via EDGAR (as Exhibit g.2.g) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

h)        Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of November 18, 2019, filed via EDGAR (as Exhibit g.2.h) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

(h)	Other Material Contracts.

1.	Transfer Agency Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) (“BNY Mellon”), dated November 1, 2008, filed via EDGAR (as Exhibit h.1) with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009, and incorporated herein by reference.

a)	First Amendment to Transfer Agency Services Agreement between Registrant and BNY Mellon, effective as of February 14, 2011, filed via EDGAR (as Exhibit h.1.a) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

2.	Corrected Amended and Restated Administration Agreement between Registrant and Virtus Fund Services, LLC (“Virtus Fund Services”), effective as of January 1, 2014, filed via EDGAR (as Exhibit h.2) with Post-Effective Amendment No. 84 (File No 033-05033) on April 30, 2019, and incorporated herein by reference.

a)	First Amendment to Amended and Restated Administration Agreement between Registrant and Virtus Fund Services, effective as of December 1, 2016, filed via EDGAR (as Exhibit h.2.a) with Post-Effective Amendment No. 78 (File No. 033-05033) on April 25, 2017, and incorporated herein by reference.

3.	Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of January 1, 2010, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

a)	First Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of June 30, 2010, filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

b)	Second Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of September 14, 2010, filed via EDGAR (as Exhibit h.14) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

c)	Third Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of March 15, 2011, filed via EDGAR (as Exhibit h.15) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

d)	Fourth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

e)	Fifth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

f)	Sixth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds Virtus Fund Services and BNY Mellon, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-Effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

g)	Seventh Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-Effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

h)	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VAST, VATS Offshore Fund, Ltd. (“VATS”), Virtus Fund Services and BNY Mellon, effective as of February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-Effective Amendment No. 3 (File No. 333-191940) to VAST’s Registration Statement on March 28, 2014, and incorporated herein by reference.

i)	Joinder Agreement to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VRT, VAST, VATS, Virtus Fund Services and BNY Mellon, effective as of December 10, 2015, filed via EDGAR (as Exhibit h.4.i) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

j)	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VRT, VAST, VATS, Virtus Fund Services and BNY Mellon dated July 27, 2016, filed via EDGAR (as Exhibit h.4.j) with Post-Effective Amendment No. 31 to VAST’s Registration Statement (File No. 333-191940) on April 10, 2017, and incorporated herein by reference.

k)	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VRT, Virtus Fund Services and BNY Mellon dated April, 2017, filed via EDGAR (as Exhibit h.4.k) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

l)	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VAST, VAT, VRT, Virtus Fund Services and BNY Mellon dated September 21, 2017, filed via EDGAR (as Exhibit h.4.l) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

m)	Form of Amendment to Sub-Administration and Accounting Services Agreement among Registrant, VAST, VAT, Virtus Mutual Funds, VRT, Virtus Fund Services and BNY Mellon dated December 1, 2018, filed via EDGAR (as Exhibit 13(rr)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

n)	Amendment to Sub-Administration Agreement and Accounting Services Agreement among Registrant, VAT, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated March 8, 2019, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 84 (File No. 033-05033) on April 30, 2019, and incorporated herein by reference.

o)	Amendment to Sub-Administration Agreement and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated May 22, 2019, filed via EDGAR (as Exhibit h.4.o) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

p)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated September 1, 2019, filed via EDGAR (as Exhibit h.4.p) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

q)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated November 18, 2019, filed via EDGAR (as Exhibit h.4.q) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

4.	Twelfth Amended and Restated Expense Limitation Agreement between Registrant and VIA, effective as of April 30, 2020, filed via EDGAR (as Exhibit h.4) with Post-Effective Amendment No. 84 (File No. 033-05033) on April 22, 2020, and incorporated herein by reference.

5.	Form of Indemnification Agreement with each Trustee of Registrant, effective as of October 24, 2016, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

a)	Form of Joinder Agreement and Amendment to the Indemnification Agreement with George R. Aylward, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson and Ferdinand L.J. Verdonck (since retired), effective as of January 18, 2017, filed via EDGAR (as Exhibit h.7.a) with Post-Effective Amendment No. 26 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

b)	Form of Joinder Agreement and Amendment to the Indemnification Agreement with Thomas J. Brown, Donald C. Burke, Roger A. Gelfenbien (since retired), John R. Mallin, and Hassell H. McClellan, effective as of February 27, 2017, filed via EDGAR (as Exhibit h.7.b) with Post-Effective Amendment No. 26 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

6.	Form of Indemnification Agreement with Sidney E. Harris and Connie D. McDaniel, effective as of July 17, 2017, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

7.	Form of Indemnification Agreement with R. Keith Walton and Brian T. Zino, effective as of January 1, 2020, filed via EDGAR (as Exhibit h.10) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

8.	Participation Agreement among Registrant, VP Distributors, Phoenix Life Insurance Company, PHL Variable Insurance Company, Phoenix Life and Annuity Company, and 1851 Securities, Inc., dated as of November 5, 2010, filed via EDGAR (as Exhibit h.4) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010, and incorporated herein by reference.

9.	Participation Agreement among Registrant, VP Distributors, and Jefferson National Life Insurance Company, dated as of November 2011, filed via EDGAR (as Exhibit h.4) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

10.	Participation Agreement among Registrant, VP Distributors and Security Benefit Life Insurance Company, dated as of April 7, 2013, filed via EDGAR (as Exhibit h.7) with Post-Effective Amendment No. 70 (File No. 033-05033) on April 30, 2013, and incorporated herein by reference.

11.	Participation Agreement among Registrant, VP Distributors and First Security Benefit Life Insurance and Annuity Company of New York, dated as of April 7, 2013, filed via EDGAR (as Exhibit h.8) with Post-Effective Amendment No. 70 (File No. 033-05033) on April 30, 2013, and incorporated herein by reference.

12.	Participation Agreement among Registrant, VP Distributors and Symetra Life Insurance Company, dated as of April 2013, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

13.	Participation Agreement among Registrant, VP Distributors and The Guardian Insurance & Annuity Company, Inc., dated as of May 23, 2013, filed via EDGAR (as Exhibit h.10) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

14.	Participation Agreement among Registrant, VP Distributors and Lincoln Life & Annuity Company of New York, dated as of April 28, 2014, filed via EDGAR (as Exhibit h.12) with Post-Effective Amendment No. 78 (File No. 033-05033) on April 25, 2017, and incorporated herein by reference.

15.	Participation Agreement among Registrant, VP Distributors and Lincoln National Life Insurance Company, dated as of April 28, 2014, filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 78 (File No. 033-05033) on April 25, 2017, and incorporated herein by reference.

16.	Participation Agreement among Registrant, VP Distributors and Nationwide Financial Services, Inc., dated as of October 1, 2018, filed via EDGAR (as Exhibit h.15) with Post-Effective Amendment No. 84 (File No. 033-05033) on April 30, 2019, and incorporated herein by reference.

(i)	Legal Opinion.

1.	Opinion and Consent of Counsel covering shares of Virtus Variable Insurance Trust, dated February 14, 2011, filed via EDGAR (as Exhibit i) with Post-Effective Amendment No. 62 (File No. 033-05033) on February 14, 2011, and incorporated herein by reference.

2.	Consent of Sullivan & Worcester LLP, filed via EDGAR (as Exhibit i.2), to be filed by amendment.

(j)	Other Opinions.

1.	Consent of PricewaterhouseCoopers LLP, filed via EDGAR (as Exhibit j.1), to be filed by amendment.

(k)	Not applicable.

(l)	Not applicable.

(m)	Amended and Restated Rule 12b-1 Plan, filed via EDGAR (as Exhibit m) with Post-Effective Amendment No. 80 (File No. 033-05033) on April 23, 2018, and incorporated herein by reference.

(n)	Multi-Class Plan pursuant to Rule 18f-3, filed via EDGAR (as Exhibit n) with Post-Effective Amendment No. 70 (File No. 033-05033) on April 30, 2013, and incorporated herein by reference.

(o)	Reserved.

(p)       Code of Ethics.

1.	Amended and Restated Code of Ethics of the Virtus Funds effective October 2017, filed via EDGAR (as Exhibit p.1) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

2.	Amended and Restated Code of Ethics of VIA, VP Distributors and other Virtus Affiliates (including Duff & Phelps, Kayne Anderson Rudnick, Newfleet and Rampart) effective October 1, 2017, filed via EDGAR (as Exhibit p.2) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

3.	Code of Ethics of Sustainable Growth Advisers, LP effective December 6, 2016, filed via EDGAR (as Exhibit p.3) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

(q)	Powers of Attorney

1.	Powers of Attorney for Roger A. Gelfenbien (since retired), Eunice S. Groark (since retired), John R. Mallin, Hassell H. McClellan, Philip R. McLoughlin and Thomas J. Brown, Trustees, filed via EDGAR (as Exhibit q) with Post-Effective Amendment No. 64 (File No. 033-05033) on April 21, 2011.

2.	Power of Attorney for Trustee Geraldine M. McNamara, dated June 8, 2015, filed via EDGAR (as Exhibit r) with Post-Effective Amendment No. 76 (File No. 033-05033) on April 20, 2016, and incorporated herein by reference.

3.	Powers of Attorney for Donald C. Burke, James M. Oates, Richard E. Segerson and Ferdinand L. J. Verdonck (since retired), Trustees, dated June 30, 2016, filed via EDGAR (as Exhibit q.3) with Post-Effective Amendment No. 78 (File No. 033-05033) on April 25, 2017, and incorporated herein by reference.

4.	Power of Attorney for Trustees Sidney E. Harris and Connie D. McDaniel dated June 26, 2017, filed via EDGAR (as Exhibit q.4) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

5.	Power of Attorney for Trustees R. Keith Walton and Brian T. Zino dated December 12, 2019, filed via EDGAR (as Exhibit q.5) with Post-Effective Amendment No. 108 to VOT’s Registration Statement (File No. 033-65137) on January 14, 2020, and incorporated herein by reference.

Item 29.	Persons Controlled by or Under Common Control with Registrant

None.

Item 30.	Indemnification

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 2 of the Underwriting Agreement incorporated herein by reference to Exhibit e.1. Indemnification of Registrant’s Custodian is provided for in Section 9.9, among others, of the Custody Agreement incorporated herein by reference to Exhibit g.1. The indemnification of Registrant’s Transfer Agent is provided for in Section 11 of the Transfer Agency Services Agreement incorporated herein by reference to Exhibit h.1. The Trust has entered into Indemnification Agreements with each trustee, the form of which is incorporated herein by reference to Exhibits h.5, h.5.a, h.5.b, h.6 and h.7 of the Registrant’s Registration Statement, whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant subject to certain limited exceptions.

In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibit a.1-3, provides in relevant part as follows:

“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the 1940 Act and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. …

… A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”

In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person's acts or omissions, the Shareholder or former Shareholder (or such Person's heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”

Article VI Section 2 of the Registrant’s Bylaws incorporated herein by reference to Exhibit b of the Registrant’s Registration Statement, provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The Investment Advisory Agreement, Subadvisory Agreements, Custody Agreement, Foreign Custody Manager Agreement, Sub-Administration and Accounting Services Agreement and Transfer Agency and Service Agreement, each as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VIA, the Registrant’s Trustees, and other registered investment management companies managed by VIA or its affiliates, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him or her.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser and Subadvisers

See “Management” in the Prospectus and “The Investment Adviser, Subadvisers and Portfolio Managers” and “Management of the Trust” in the Statement of Additional Information for information which is included in this Post-Effective Amendment regarding the business of the Adviser and Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of the directors and officers of the Adviser and Subadvisers, in the last two years, reference is made to the Adviser’s and each Subadviser’s current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Adviser	SEC File No.:
VIA	801-5995
Duff & Phelps	801-14813
KAR	801-24241
Newfleet	801-51559
Rampart	801-77244
SGA	028-11076

Item 32.	Principal Underwriter

VP Distributors also serves as the principal underwriter for the following registrants: Virtus Alternative Solutions Trust, Virtus Asset Trust, Virtus Equity Trust, Virtus Opportunities Trust and Virtus Retirement Trust.

(b)       Directors and executive officers of VP Distributors, One Financial Plaza, Hartford, CT 06103 are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant
George R. Aylward	Executive Vice President	President and Trustee
Kevin J. Carr	Vice President, Counsel and Secretary	Assistant Secretary
Jennifer S. Fromm	Securities Counsel and Assistant Secretary	Vice President, Counsel, Chief Legal Officer and Secretary
Nancy J. Engberg	Senior Vice President and Assistant Secretary	Senior Vice President and Chief Compliance Officer
David Hanley	Senior Vice President and Treasurer	None
Barry Mandinach	President	None
David C. Martin	Vice President and Chief Compliance Officer	Anti-Money Laundering Officer
Francis G. Waltman	Executive Vice President	Executive Vice President

(c)	To the best of the Registrant’s knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

Item 33.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include:

Secretary of the Trust:

Jennifer Fromm, Esq.

One Financial Plaza

Hartford, CT 06103

Investment Adviser:

Virtus Investment Advisers, Inc.

One Financial Plaza

Hartford, CT 06103

Subadviser for Virtus Rampart Enhanced Core Equity Series:

Rampart Investment Management Company, LLC

1540 Broadway, 16th Floor

New York, NY 10036

and

One Financial Plaza

Hartford, CT 06103

Subadviser for Virtus Duff & Phelps Real Estate Securities Series:

Duff & Phelps Investment Management Co.

200 South Wacker Drive, Suite 500

Chicago, IL 60606

Subadviser to Virtus KAR Capital Growth Series, Virtus KAR Small-Cap Growth Series, Virtus KAR Small-Cap Value Series and Virtus Strategic Allocation Series:

Kayne Anderson Rudnick Investment Management, LLC

1800 Avenue of the Stars

Second Floor

Los Angeles, CA 90067

Subadviser to Virtus Newfleet Multi-Sector Intermediate Bond Series and Virtus Strategic Allocation Series:

Newfleet Asset Management, LLC

One Financial Plaza

Hartford, CT 06103

Subadviser to Virtus SGA International Growth Series:

Sustainable Growth Advisers

301 Tresser Blvd. Suite 1310

Stamford, CT 06901

Principal Underwriter:

VP Distributors, LLC

One Financial Plaza

Hartford, CT 06103

Custodian:

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Administrator:

Virtus Fund Services, LLC

One Financial Plaza

Hartford, CT 06103

Transfer Agent, Fund Accountant, Subadministrator and Dividend Dispersing Agent:

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Item 34.	Management Services

None.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 2nd day of July, 2020.

VIRTUS VARIABLE INSURANCE TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 2nd day of July, 2020.

Signature	Title

/s/ George R. Aylward
George R. Aylward	Trustee and President (principal executive officer)

/s/ W. Patrick Bradley
W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)

*
Thomas J. Brown	Trustee

*
Donald C. Burke	Trustee

*
Sidney E. Harris	Trustee

*
John R. Mallin	Trustee

*
Hassell H. McClellan	Trustee

*
Connie D. McDaniel	Trustee

*
Philip R. McLoughlin	Trustee and Chairman

*
Geraldine M. McNamara	Trustee

*
James M. Oates	Trustee

*
Richard E. Segerson	Trustee

*
R. Keith Walton	Trustee

*
Brian T. Zino	Trustee

*By:	/S/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney